DISPOSAL OF A SUBSIDIARY (Details-Net Assets) ¥ in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Apr. 28, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disposal Of Subsidiary
Other receivables			¥ 114,766
Cash and cash equivalents	$ 5,039	¥ 32,538	263	$ 379	¥ 2,450	¥ 3,013	¥ 3,444
Other payables and accrued liabilities	485	3,130	(1,062)		2,909
Taxes payable			(10,200)
Net assets subject to disposal	$ 21,409	¥ 138,246	103,767		¥ 142,428
Consideration			103,767
Net impact			¥ 0